Note 54 Annual fixed remuneration (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Annual fixed remuneration [Line Items]
Annual fixed remuneration	€ 5,103	€ 5,103
Board of Directors Chairman [Member]
Annual fixed remuneration [Line Items]
Annual fixed remuneration	2,924	2,924
Chief Executive Officer [Member]
Annual fixed remuneration [Line Items]
Annual fixed remuneration	€ 2,179	€ 2,179